Leases (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Recognition of right-of-use asset		$ 85,036	$ 34
Recognition of lease liability		$ 57,671	$ 34
GAS-three Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Proceeds from sale and finance leaseback	$ 117,569
Leaseback bareboat charter period in years	5 years
Recognition of right-of-use asset	$ 84,761
Recognition of lease liability	$ 57,396